Related parties - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions between related parties
Remuneration fees to board of directors	$ 6,139	$ 4,983
Payment of key management personnel compensation	$ 23,186	$ 35,906
Ownership interest held by government	88.49%
Key directors of management
Transactions between related parties
Ownership Interest Held By Related Party	1.00%